Financial Instruments and Fair Value Measures (Details 3) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Liabilities
Gross unrealized holding gains on available-for-sale equity securities	$ 0.3	$ 1.0	$ 44.0
Fair value
Assets
Short term investments	105	104
Total assets	105	104
Liabilities
Total liabilities	15,338	16,108
Significant other observable inputs (Level 2)
Assets
Short term investments	33	32
Total assets	33	32
Liabilities
Total liabilities	15,338	16,108
Significant unobservable inputs (Level 3)
Assets
Short term investments	72	72
Total assets	72	72
Recurring | Fair value
Assets
Cash and equivalents	2,808	5,901	27
Equity securities	11	12	58
Foreign currency forward contracts	21	15	39
Total assets	7,511	8,003	750
Liabilities
Interest rate hedges	121	81
Foreign currency forward contracts	22	25	43
Contingent consideration	118	251	349
Total liabilities	261	357	392
Recurring | Fair value | Certificates of deposit
Assets
Short term investments	4,371	1,775
Recurring | Fair value | U.S. Treasury securities
Assets
Short term investments		300	626
Recurring | Quoted prices in active markets for identical assets (Level 1)
Assets
Cash and equivalents	510	675	27
Equity securities	11	12	58
Total assets	821	987	711
Recurring | Quoted prices in active markets for identical assets (Level 1) | U.S. Treasury securities
Assets
Short term investments	300	300	626
Recurring | Significant other observable inputs (Level 2)
Assets
Cash and equivalents	2,298	5,226
Foreign currency forward contracts	21	15	39
Total assets	6,690	7,016	39
Liabilities
Interest rate hedges	121	81
Foreign currency forward contracts	22	25	43
Total liabilities	143	106	43
Recurring | Significant other observable inputs (Level 2) | Certificates of deposit
Assets
Short term investments	4,371	1,775
Recurring | Significant unobservable inputs (Level 3)
Liabilities
Contingent consideration	118	251	349
Total liabilities	$ 118	$ 251	$ 349